Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Interest income	₩ 4,366	₩ 6,752
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	1,294,567	1,292,416
Interest income	46,765	54,215
Remeasurement	1,406	729
Contributions	182,076	124,921
Benefit paid	(264,521)	(131,031)
Changes in consolidation scope	0	(2,151)
Others	(3,308)	(44,532)
Ending balance	₩ 1,256,985	₩ 1,294,567